Financial Instruments (Details) - Schedule of financial liabilities - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of financial liabilities [Abstract]
Loan from others, Carrying amount	₪ 94,658	₪ 93,077
Loan from others, Fair value	60,421	123,780
Total, Carrying amount	94,658	93,077
Total, Fair value	₪ 60,421	₪ 123,780